Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
21. SUBSEQUENT EVENTS
Recently in September 2020,
the
G
roup
 entered into definitive agreements for Series A financing of our smart living business, or Smart Living Group (“SLG”), at a post-money valuation of approximately RMB20 billion (US$2.9 billion), with investors including CPE, Baidu Capital and IDG Capital. SLG operates DuerOS voice assistant and DuerOS-powered smart devices. The transaction is subject to certain closing conditions and is expected to be completed in the fourth quarter of 2020. Upon the completion of the Transaction, the
G
roup

will hold super voting rights in SLG and expect to continue to consolidate the financial results of SLG, as a majority shareholder.